Schedule of cemig is provider of surety or guarantee of loans, financings and debentures of related parties (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Financing and debenture of related party	R$ 4,898
Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Description of relationship	Jointly controlled
Description of type	Surety
Description of objective	Financing
Financing and debenture of related party	R$ 2,543
Description of maturity	2042
Norte Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Description of relationship	Jointly controlled
Description of type	Counter-guarantee
Description of objective	Financing
Financing and debenture of related party	R$ 684
Description of maturity	2042
Santo Antonio Energia S A [Member]
IfrsStatementLineItems [Line Items]
Description of relationship	Affiliated
Description of type	Surety
Description of objective	Debentures
Financing and debenture of related party	R$ 491
Description of maturity	2037
Santo Antonio Energia S A 1 [Member]
IfrsStatementLineItems [Line Items]
Description of relationship	Affiliated
Description of type	Guarantee
Description of objective	Financing
Financing and debenture of related party	R$ 1,105
Description of maturity	2034
Norte Energia 2 [Member]
IfrsStatementLineItems [Line Items]
Description of relationship	Jointly controlled
Description of type	Surety
Description of objective	Debentures
Financing and debenture of related party	R$ 75
Description of maturity	2030